DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - Interest rate swaps - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss on cash flow hedges
Derivatives
Deferred losses included in AOCI (pretax)	$ 800	$ 2,600
Cash flow hedges
Derivatives
Loss recognized in AOCI, pretax	(132)	(614)	$ (5,631)
Deferred losses reclassified from AOCI to interest expense	(2,050)	$ (5,875)	(13,664)
Gain arising from ineffectiveness reducing interest expense			$ 47
Losses included in AOCI to be recognized in the next 12 months	$ 1,200